Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Purchase commitments for machinery and equipment, vehicles and construction in progress	$ 388,325,000
Construction in progress	68,164,000	$ 70,788,000	$ 36,998,000
Brazil [Member]
Property, Plant and Equipment [Abstract]
Impairment in property, plant and equipment	$ 23,491
Capitalization rate	8.41%	7.05%
Currently stated [member]
Property, Plant and Equipment [Abstract]
Capitalization rate	4.40%	3.70%
Cash Generating Units (CGU) [Member]
Property, Plant and Equipment [Abstract]
Purchase commitments for machinery and equipment, vehicles and construction in progress		$ 643,962,000
Cash Generating Units (CGU) [Member] | Brazil [Member]
Property, Plant and Equipment [Abstract]
Capitalization rate		4.21%
Cash Generating Units (CGU) [Member] | Currently stated [member]
Property, Plant and Equipment [Abstract]
Capitalization rate			3.88%